Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss) from operations before income tax	$ (218.8)	$ (156.0)	$ (281.8)
Income tax (expense)/benefit	(22.9)	10.2	15.4
General, administrative and corporate expenses	(521.6)	(491.7)	(502.2)
Net (loss)	(241.7)	(145.8)	(266.4)
Net (loss)	(241.7)	(145.8)	$ (266.4)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss)	(2.8)	(5.5)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized gains	(14.4)	6.7
Realized gains/(losses) on sale of securities	7.6	(11.9)
(Loss) from operations before income tax	(6.8)	(5.2)
Income tax (expense)/benefit	0.0	0.7
Net (loss)	(6.8)	(4.5)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	(0.8)	0.2
General, administrative and corporate expenses	4.8	(1.2)
Net (loss)	$ 4.0	$ (1.0)